Income taxes (Tables)	6 Months Ended
Sep. 30, 2022
Components of Income Tax Expense (Benefit)
The following table presents the components of Income tax expense (benefit) for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Current tax expense	67,822	67,244
Deferred tax expense (benefit)	(28,200)	(239,149)

Total income tax expense (benefit)	39,622	(171,905)

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2021 and 2022. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	926	(3,413)
Less: reclassification adjustments	(213)	(2,018)

Total	713	(5,431)

Defined benefit plan adjustments:
Unrealized gains (losses)	(2,144)	1,381
Less: reclassification adjustments	(3,875)	(3,940)

Total	(6,019)	(2,559)

Own credit risk adjustments:
Unrealized gains (losses)	(2,638)	1,368
Less: reclassification adjustments	219	192

Total	(2,419)	1,560

Total tax effect before allocation to noncontrolling interests	(7,725)	(6,430)